FINANCIAL INSTRUMENTS AND RELATED RISKS (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Disclosure of liquidity risk [Table Text Block]
Balance, as at March 31, 2024	< 1 year	1-2 years	> 2 years
	$	$	$
Accounts payable and accrued liabilities	1,169,262	-	-
Lease liability	151,129	171,990	161,737
Debt	498,613	259,114	-

Balance, as at March 31, 2023	< 1 year	1-2 years	> 2 years
	$	$	$
Accounts payable and accrued liabilities	1,292,474	-	-
Lease liability	129,264	151,129	333,727
Long-term debt	998,080	-	-